Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Components of Income Tax Expense/(Benefit)

	For the years ended
	12-31-2019	12-31-2018	12-31-2017
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(56,493,392)	(47,840,814)	(133,038,125)
Adjustments to current tax from the previous period	342,760	(5,882,343)	(24,409)
Current tax income/(expense) related to hedge accounting	(18,677,018)	(38,594,801)	18,309,177
Current tax expense, net	(74,827,650)	(92,317,958)	(114,753,357)
Expense from deferred taxes for origination and reversal of temporary differences	51,370,114	(17,447,105)	2,653,838
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes	—	4,818,298	—
Total deferred tax benefit	51,370,114	(12,628,807)	2,653,838
Income tax expense, continuing operations	(23,457,536)	(104,946,765)	(112,099,519)

Reconciliation of Computed Income Tax Expense

	Rate	12-31-2019	Rate	12-31-2018	Rate	12-31-2017
Reconciliation of Tax Expense	%	ThCh$	%	ThCh$	%	ThCh$
ACCOUNTING PROFIT BEFORE INCOME TAX		224,783,599		423,152,001		537,641,734
Total tax income (expense) using statutory rate	(27.00%)	(60,691,572)	(27.00%)	(114,251,041)	(25.50%)	(137,098,643)
Tax effect of rates applied in other countries	0.10%	232,897	—	—	0.06%	328,968
Tax effect of non-taxable operations	13.97%	31,395,185	0.19%	801,347	6.43%	34,547,907
Tax effect of non-tax-deductible expenses	(2.99%)	(6,723,336)	(0.32%)	(1,370,485)	(3.09%)	(16,589,585)
Tax effect of adjustments to deferred taxes in previous periods	0.15%	342,760	(1.39%)	(5,882,343)	(0.00%)	(24,409)
Deferred tax adjustments from previous years	—	—	1.14%	4,818,298	—	—
Price level restatement for tax purposes (equity investments)	5.33%	11,986,530	2.58%	10,937,459	1.25%	6,736,243
Total adjustments to tax expense using statutory rates	16.56%	37,234,036	2.20%	9,304,276	4.65%	24,999,124
Actual income tax expense	(10.44%)	(23,457,536)	(24.80%)	(104,946,765)	(20.85%)	(112,099,519)